Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Franklin ClearBridge Enhanced Income ETF
Shareholder Report [Line Items]
Fund Name	Franklin ClearBridge Enhanced Income ETF
Class Name	Franklin ClearBridge Enhanced Income ETF
Trading Symbol	YLDE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin ClearBridge Enhanced Income ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin ClearBridge Enhanced Income ETF	$25	0.47%
[1]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
Net Assets	$ 117,326,150
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$117,326,150
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	55
Portfolio Turnover Rate	22%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
ClearBridge Large Cap Growth Select ETF
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Select ETF
Class Name	ClearBridge Large Cap Growth Select ETF
Trading Symbol	LRGE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Large Cap Growth Select ETF (previously known as ClearBridge Large Cap Growth ESG ETF ) for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
ClearBridge Large Cap Growth Select ETF	$26	0.47%
[3]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%
Net Assets	$ 447,129,762
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$447,129,762
Total Number of Portfolio Holdings	26
Portfolio Turnover Rate	27%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.